FINANCE INCOME (EXPENSES) - Summary of Detailed Information About Financial Income Expense (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INCOME:
Interest on short-term investments		R$ 264,764	R$ 167,967	R$ 83,115
Gains on monetary and exchange rate variations		1,785,259	1,752,503	854,025
Gains on swap and forward transactions		1,814,450	2,532,487	961,185
Gains on swap and forward derivatives mark to market		20,929	12,314	1,709
Inflation adjustment reversal on provision for tax risks and tax liabilities			42,378	25,469
Hyperinflationary economy adjustment (Argentina)		82,202	39,292
Debt structuring revenue for acquisition of Avon			95,145
Other financial income		38,959	96,305	30,281
Total finance income		4,006,563	4,738,391	1,955,784
FINANCIAL EXPENSES:
Interest on financing	[1]	(634,201)	(709,323)	(503,040)
Interest on leases		(210,669)	(229,544)	(134,579)
Losses from monetary and exchange rate variations		(2,075,306)	(2,671,372)	(937,925)
Losses on swap and forward transactions		(1,533,611)	(1,579,695)	(964,116)
Losses on swap and forward derivatives mark to market		(26,214)	(13,691)	(1,452)
Adjustment of provision for tax, civil and labor risks and tax liabilities		(25,731)	(47,928)	(13,822)
Appropriation of funding costs (debentures and notes)		(27,228)	(11,082)	(22,671)
Interest on pension plan		(11,339)	(10,323)
Hyperinflationary economy adjustment (Argentina)		(108,730)	(20,625)	(13,947)
Debt structuring expenses for Avon acquisition			(110,741)	(115,781)
Other finance cost		(380,511)	(369,486)	(88,541)
Total finance expenses		(5,033,540)	(5,773,810)	(2,795,874)
Net financial income (expenses), net		(1,026,977)	(1,035,419)	R$ (840,090)
Reclassification Of Finance Income Group		202,005	39,292
Reclassification Of Finance Expenses Group		R$ 490,450	R$ 395,540

[1]	Of the balances originally presented on December 31, 2020, R$395,540 of the finance expenses group and R$39,292 of the finance income were reclassified between lines for better presentation. Note that this reclassification does not impact the subtotal amount originally presented as finance income (expenses).